Advances to Suppliers, Net	6 Months Ended
Jun. 30, 2022
Advances to Suppliers, Net [Abstract]
ADVANCES TO SUPPLIERS, NET

NOTE 7 – ADVANCES TO SUPPLIERS, NET

Advances to suppliers include prepayments for raw materials used for production and construction materials for the Company’s construction projects, which consisted of the following:

	June 30, 2022	December 31, 2021
	(Unaudited)
Raw material prepayments for equipment production	$1,138,675	$751,409
Land reclamation prepayments	449,745	472,640
Advances to construction subcontractors (1)	3,007,550	23,394
Total:	4,595,970	1,247,443
Less: allowances for doubtful accounts	(571,162)	(965,843)
Advances to suppliers, net, third parties	$4,024,808	$281,600

(1) The Company obtained a land development project in Longxi County, Gansu Province. The Company prepaid $2.7 million to construction subcontractors.

Our suppliers generally require refundable prepayments from us before delivery of goods or service. It usually takes 3 to 6 months for the suppliers to deliver raw material for our equipment production and takes up to 6 to 12 months for the suppliers to deliver the construction materials. The prepayment is necessary to secure the supply in the market or secure a favorable price.

Allowance for doubtful accounts movement is as follows:

	June 30, 2022	December, 2021
	(Unaudited)
Beginning balance	$965,843	$1,112,374
Bad debt provision	16,351	262,743
Write off		(433,305)
Recovery	(375,898)
Foreign exchange translation	(35,134)	24,031
Ending balance	$571,162	$965,843